ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll related liabilities	$ 667,000	$ 667,000	$ 667,000
Lab equipment and supplies payables	19,000	54,000	407,000
Clinical trial and research payables	645,000	648,000	675,000
Legal fees payable	97,000	127,000	479,000
Other professional fees payable	141,000	119,000	81,000
Accrued IRS penalty			86,000
Accrued commissions payable	29,000	18,000	102,000
Construction payables	9,000	9,000	9,000
Other payables and accrued expenses	151,000	77,000	106,000
Total Accounts Payable and Accrued Expenses	$ 1,758,000	$ 1,719,000	$ 2,612,000